   BNY Mellon Funds Trust (the "Trust")

-          BNY Mellon Government Money Market Fund (the "Fund")

Incorporated herein by reference, on behalf of the Fund, is the supplement to the Trust's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 20, 2016 (SEC Accession No. 0000899681-16-001378).